Employee Benefit Obligations - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ball-sponsored plans:
Curtailment and settlement losses including special termination benefits			$ 46
Multi-employer plans:
Total net periodic benefit cost			133
Forecast
Multi-employer plans:
Total net periodic benefit cost		$ 65
Divestment Business | Business consolidation and other activities
Ball-sponsored plans:
Curtailment and settlement losses including special termination benefits				$ 80
U.S.
Multi-employer plans:
Portion of settlement loss related to additional plant shut down benefits			3
U.S. | Business consolidation and other activities
Multi-employer plans:
Settlement loss			(47)
Portion of curtailment and settlement losses related to the purchase of non-participating group annuity contracts			44
Defined Benefit Pension Plans
Ball-sponsored plans:
Service cost			66	72	$ 67
Interest cost			216	154	75
Expected return on plan assets			(236)	(176)	(99)
Amortization of prior service cost			2	(1)	(1)
Recognized net actuarial loss (gain)			39	38	48
Net periodic benefit cost for Ball sponsored plans			133	167	95
Multi-employer plans:
Net periodic benefit cost for multiemployer plans			(2)	(2)	(1)
Total net periodic benefit cost			135	169	96
Non-cash charge for curtailment			(46)	(80)	(5)
Estimated actuarial net gain (loss) that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during next fiscal year			(43)
Estimated prior service cost (benefit) that will be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during next fiscal year			2
Defined Benefit Pension Plans | U.S.
Ball-sponsored plans:
Service cost			49	58	52
Interest cost			124	96	57
Expected return on plan assets			(126)	(106)	(79)
Amortization of prior service cost			2	(1)	(1)
Recognized net actuarial loss (gain)			34	32	39
Net periodic benefit cost for Ball sponsored plans			130	79	73
Multi-employer plans:
Net periodic benefit cost for multiemployer plans			(2)	(2)	(1)
Total net periodic benefit cost			132	81	74
Non-cash charge for curtailment			(47)		(5)
Non-participating group annuity contracts purchased	$ 224
Expected benefit payments
2018			216
2019			206
2020			206
2021			206
2022			206
Years 2023 through 2027			1,000
Defined Benefit Pension Plans | Foreign
Ball-sponsored plans:
Service cost			17	14	15
Interest cost			92	58	18
Expected return on plan assets			(110)	(70)	(20)
Recognized net actuarial loss (gain)			5	6	9
Net periodic benefit cost for Ball sponsored plans			3	88	22
Multi-employer plans:
Total net periodic benefit cost			3	88	$ 22
Non-cash charge for curtailment			1	$ (80)
Excluding German Swedish And Certain U S Plans | Defined Benefit Pension Plans | U.S. | Forecast
Multi-employer plans:
Contributions to pension plans		41
Excluding German Swedish And Certain U S Plans | Defined Benefit Pension Plans | Foreign | Forecast
Multi-employer plans:
Contributions to pension plans		$ 5
Funded Plan | Excluding German Swedish And Certain U S Plans | Defined Benefit Pension Plans | Foreign
Expected benefit payments
2018			185
2019			191
2020			197
2021			204
2022			210
Years 2023 through 2027			1,200
Unfunded Plan | German Swedish And Certain U S Plans | Defined Benefit Pension Plans
Expected benefit payments
Years 2023 through 2027			80
Unfunded Plan | German Swedish And Certain U S Plans | Defined Benefit Pension Plans | Minimum
Expected benefit payments
2018			18
2020			18
2021			18
2022			18
Unfunded Plan | German Swedish And Certain U S Plans | Defined Benefit Pension Plans | Maximum
Expected benefit payments
2018			21
2019			21
2020			21
2021			21
2022			$ 21